Organization and Basis of Presentation	9 Months Ended
Sep. 30, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization and Basis of Presentation
Organization and Basis of Presentation
Nature of business
American Midstream Partners, LP (the “Partnership”) was formed on August 20, 2009 as a Delaware limited partnership for the purpose of acquiring and operating certain natural gas pipeline and processing businesses. We provide natural gas gathering, treating, processing, fractionating, marketing and transportation services primarily in the Gulf Coast and Southeast regions of the United States through our ownership and operation of eleven gathering systems, four processing facilities, three interstate pipelines and five intrastate pipelines. We also own a 50% undivided, non-operating interest in a processing plant located in southern Louisiana. We hold our assets in a series of wholly owned limited liability companies as well as a limited partnership. Our capital accounts consist of general partner interests and limited partner interests.
Our interstate and intrastate natural gas pipeline assets transport natural gas through the FERC regulated natural gas pipelines in Louisiana, Mississippi, Alabama and Tennessee. Our interstate and intrastate pipelines include:

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High Point Gas Transmission, LLC, which owns and operates approximately 400 miles of intrastate pipeline and is connected to 40 meters with 32 active producers and offers processing options at the Toca processing plant with delivery to Southern Natural Gas available downstream of the processing plant in Louisiana;

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American Midstream (Midla), LLC, which owns and operates approximately 370 miles of interstate pipeline that runs from the Monroe gas field in northern Louisiana south through Mississippi to Baton Rouge, Louisiana; and

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American Midstream (AlaTenn), LLC, which owns and operates approximately 295 miles of interstate pipeline that runs through the Tennessee River Valley from Selmer, Tennessee to Huntsville, Alabama and serves an eight-county area in Alabama, Mississippi and Tennessee.

ArcLight Transactions
On April 15, 2013, the Partnership, American Midstream GP, LLC, (our "General Partner") and AIM Midstream Holdings, LLC ("AIM"), an affiliate of American Infrastructure MLP Fund, entered into agreements (the "ArcLight Transactions") with High Point Infrastructure Partners, LLC ("HPIP"), an affiliate of ArcLight Capital Partners, LLC, pursuant to which HPIP (i) acquired 90% of our General Partner and all of our subordinated units from AIM and (ii) contributed certain midstream assets and $15.0 million in cash to us in exchange for 5,142,857 newly issued convertible preferred units (the “Series A Units”) issued by the Partnership. Of the $15.0 million cash consideration paid by HPIP, approximately $2.5 million was used to pay certain transaction expenses of HPIP, and the remaining approximately $12.5 million was used to repay borrowings outstanding under the Partnership's credit facility in connection with the Fourth Amendment to our credit agreement ("Fourth Amendment"). As a result of these transactions, which were also consummated on April 15, 2013, HPIP acquired both control of our General Partner and a majority of our outstanding limited partner interests. The midstream assets contributed by HPIP consist of approximately 700 miles of natural gas and liquids pipeline assets located in southeast Louisiana and the shallow water and deep shelf Gulf of Mexico (commonly referred to as the "High Point System"). The High Point System gathers natural gas from both onshore and offshore producing regions around southeast Louisiana. The onshore footprint is in Plaquemines and St. Bernard's Parishes, LA. The offshore footprint consists of the following federal Gulf of Mexico zones: Mississippi Canyon, Viosca Knoll, West Delta, Main Pass, South Pass and Breton Sound. Natural gas is collected at more than 75 receipt points that connect to hundreds of wells targeting various geological zones in water depths up to 1,000 feet, with an emphasis on oil and liquids-rich reservoirs. The High Point System is comprised of FERC-regulated transmission assets and non-jurisdictional assets, both of which accept natural gas from well production and interconnected pipeline systems. Natural gas is delivered to the Toca Gas Processing Plant, operated by Enterprise, where the products are processed and the residue gas sent to an unaffiliated interstate system owned by Kinder Morgan. See Note 3 "Acquisitions" for further information.

The Partnership believes that the consummation of the ArcLight Transactions will allow it to comply with the Consolidated Total Leverage to EBITDA ratio in the Fourth Amendment. However, while we were in compliance with financial covenants of the Fourth Amendment as of September 30, 2013, no assurances can be given that the Partnership's future results of operations will allow us to comply with financial covenants of the Fourth Amendment. If we are not able to generate sufficient cash flows from operations to comply with the financial covenants in the Fourth Amendment and we are not able to enter into an agreement to refinance or obtain covenant default waivers, then the outstanding balance under our credit facility could become due and payable upon acceleration by the lenders in our banking group and other agreements with cross-default provisions, if any, could become due. In addition, failure to comply with any of the covenants under our Fourth Amendment could adversely affect our ability to fund ongoing operations and growth capital requirements as well as our ability to pay distributions to our unitholders. See Note 20 "Liquidity" for further information.

Equity Restructuring

Effective August 9, 2013, we executed an equity restructuring agreement ("Equity Restructuring") with our General Partner and HPIP. As part of the Equity Restructuring, the Partnership's 4,526,066 subordinated units and previous incentive distribution rights (the “former IDRs,” all of which were owned by our General Partner, which is controlled by HPIP) were combined into and restructured as a new class of incentive distribution rights (the “new IDRs”). Upon the issuance of the new IDRs, the subordinated units and former IDRs were canceled. The new IDRs are allocated 85.02% to HPIP and 14.98% to our General Partner. The new IDRs entitle the holders of our incentive distribution rights to receive 48% of any quarterly cash distributions from available cash after the Partnership's common unitholders have received the full minimum quarterly distribution ($0.4125 per unit) for each quarter plus any arrearages from prior quarters (of which there are currently none).

The Equity Restructuring Agreement also provided for the issuance of warrants to our General Partner to purchase up to 300,000 of our common units at an exercise price of $0.01 per common unit. These warrants are exercisable on the later of (i) 18 months from the equity restructuring completion date or (ii) the date that the volume weighted average trading price of our common units on the New York Stock Exchange exceeds $25.00 for 30 consecutive trading days. The warrants contain customary anti-dilution and other protections.

Following the announcement of the Equity Restructuring, AIM Midstream Holdings, LLC, or AIM filed an action in Delaware Chancery Court against HPIP, our General Partner and us seeking either rescission of the Equity Restructuring or, in the alternative, monetary damages. While we cannot predict the ultimate outcome of this litigation, we do not believe it will be material to our operations or financial results. As a result of the action filed by AIM, the warrants that were issued by the Partnership, in conjunction with the Equity Restructuring, to the General Partner for subsequent conveyance to AIM, the owner of the Class B interest of our General Partner, were canceled effective August 29, 2013. In addition, the $12.5 million escrowed in connection with our Equity Restructuring was not released to the Partnership. Accordingly, HPIP contributed $12.5 million in cash to the Partnership on September 30, 2013, in order to permit the Partnership to satisfy obligations under our credit agreement and was accounted for as a contribution from our General Partner.
Blackwater Terminals
On December 17, 2013, the Partnership completed the Merger of Blackwater, an owner, developer and operator of petroleum, agricultural, and chemical liquid terminal storage facilities. Blackwater owns and operates 1.3 million barrels of storage capacity across four terminal sites located in Westwego, Louisiana; Brunswick, Georgia; Harvey, Louisiana; and Salisbury, Maryland. See Note 3 "Acquisitions" for further information.
Basis of Presentation
These unaudited condensed consolidated financial statements have been prepared in accordance with GAAP for interim financial information. Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements. The year-end balance sheet data was derived from audited financial statements but does not include disclosures required by GAAP for annual periods. We have made reclassifications to amounts reported in prior period condensed consolidated financial statements to conform to our current year presentation. These reclassifications did not have an impact on net income for the period previously reported. The information furnished herein reflects all normal recurring adjustments which are, in the opinion of management, necessary for a fair statement of financial position as of September 30, 2013, and December 31, 2012, condensed consolidated statement of operations for the three and nine months ended September 30, 2013 and 2012, statement of comprehensive income for the three and nine months ended September 30, 2013 and 2012, statement of changes in partners’ capital and noncontrolling interest for the nine months ended September 30, 2013 and 2012, and statements of cash flows for the nine months ended September 30, 2013 and 2012.
Our financial results for the nine months ended September 30, 2013 are not necessarily indicative of the results that may be expected for the full year ended December 31, 2013. These unaudited condensed consolidated financial statements should be read in conjunction with our consolidated financial statements and notes thereto included in i) our Annual Report on Form 10-K for the year ended December 31, 2012 (“Annual Report”) filed on April 16, 2013 and ii) Exhibit 99.1 to the Current Report on Form 8-K that was filed with the Securities and Exchange Commission ("SEC") on October 1, 2013 which updated portions of our annual report.
Effective December 17, 2013, Blackwater was acquired by the Partnership, in the form of the Merger described above, from ArcLight. However, as of April 15, 2013, an affiliate of ArcLight acquired controlling interest of the Partnership, also described above, at which time Blackwater was also an affiliate of ArcLight. As Blackwater and the Partnership were both affiliates of ArcLight as of April 15, 2013, these financial statements include the effect of Blackwater's operations starting as of the date of the establishment of common control. Therefore, these condensed consolidated financial statements include Blackwater, which have a fiscal year end of March 31, 2013, and were presented from the period April 15, 2013 through September 30, 2013. Please see Note 18 "Reporting Segments" for financial information of Blackwater as presented in our Terminals segment.
Consolidation Policy
Our consolidated financial statements include our accounts and those of our subsidiaries in which we have a controlling interest. We hold a 50% undivided interest in the Burns Point gas processing facility in which we are responsible for our proportionate share of the costs and expenses of the facility. Our consolidated financial statements reflect our proportionate share of the revenues, expenses, assets and liabilities of this undivided interest. In July 2012, the Partnership acquired a 87.4% undivided interest in the Chatom Processing and Fractionation facility (the "Chatom System"). Our consolidated financial statements reflect the accounts of the Chatom System since acquisition, and the interests in the Chatom System held by non-affiliated working interest owners are reflected as noncontrolling interests in the Partnership's consolidated financial statements.
Use of Estimates
When preparing financial statements in conformity with GAAP, management must make estimates and assumptions based on information available at the time. These estimates and assumptions affect the reported amounts of assets, liabilities, revenues and expenses, as well as the disclosures of contingent assets and liabilities as of the date of the financial statements. Estimates and judgments are based on information available at the time such estimates and judgments are made. Adjustments made with respect to the use of these estimates and judgments often relate to information not previously available. Uncertainties with respect to such estimates and judgments are inherent in the preparation of financial statements. Estimates and judgments are used in, among other things i) estimating unbilled revenues, product purchases and operating and general and administrative costs, ii) developing fair value assumptions, including estimates of future cash flows and discount rates, iii) analyzing long-lived assets, goodwill and intangible assets for possible impairment, iv) estimating the useful lives of assets and v) determining amounts to accrue for contingencies, guarantees and indemnifications. Actual results, therefore, could differ materially from estimated amounts.